SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Company has only one reportable segment. The Company's assets operate on a world-wide basis and the Company's management does not evaluate performance by geographical region or by asset type, as they believe that any such information would not be meaningful.